Document and Entity Information	Apr. 03, 2019
Document and Entity Information
Entity Registrant Name	NGL Energy Partners LP
Entity Central Index Key	0001504461
Document Type	8-K
Document Period End Date	Apr. 03, 2019
Amendment Flag	false